UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-21972

BlackRock Preferred and Equity Advantage Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Preferred and Equity Advantage Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:   888-825-2257

Date of fiscal year end:      October 31, 2007
Date of reporting period:    January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BlackRock Preferred and Equity Advantage Trust (BTZ)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			LONG-TERM INVESTMENTS—125.0%
			Corporate Bonds—8.0%
			Automotive—1.2%
B-	$ 10,000		Ford Motor Co., 7.45%, 7/16/31	$8,125,000
B-	5,000		Lear Corp., Ser. B, 8.75%, 12/01/16	4,987,500
			Total Automotive	13,112,500
			Basic Materials—0.4%
B-	5,000	[2]	Momentive Performance Materials, Inc., 9.75%, 12/01/14	5,125,000
			Commercial Services—0.5%
B+	5,000	[2]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	5,218,750
			Consumer Products—0.9%
Caa1	5,000	[2]	Michaels Stores, Inc., 11.375%, 11/01/16	5,375,000
CCC	5,000		Spectrum Brands, Inc., 7.375%, 2/01/15	4,362,500
			Total Consumer Products	9,737,500
			Entertainment & Leisure—0.6%
B3	2,500		AMC Entertainment, Inc., 11.00%, 2/01/16	2,825,000
BB	2,000		Harrah's Operating, Inc., 5.75%, 10/01/17	1,697,696
B	3,000		Station Casinos, Inc., 6.875%, 3/01/16	2,741,250
			Total Entertainment & Leisure	7,263,946
			Financial Institutions—0.6%
Baa2	6,500	[2,3]	ICICI Bank Ltd., 6.375%, 4/30/22 (India)	6,466,720
			Health Care—0.4%
B-	4,500		Tenet Healthcare Corp., 9.875%, 7/01/14	4,556,250
			Industrials—0.4%
B-	5,000	[2]	Aleris Intl., Inc., 10.00%, 12/15/16	5,175,000
			Media—1.1%
B+	5,000		Cablevision Systems Corp., Ser. B, 8.00%, 4/15/12	5,043,750
B3	1,000		Nexstar Finance, Inc., 7.00%, 1/15/14	955,000
B2	5,000		Primedia, Inc., 8.00%, 5/15/13	4,812,500
Caa1	2,000		Vertis, Inc., Ser. B, 10.875%, 6/15/09	2,030,000
			Total Media	12,841,250
			Technology—1.4%
B	5,000	[2]	Freescale Semiconductor, Inc., 9.125%, 12/15/14	4,968,750
B+	5,000	[2]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	5,168,750
B-	5,000		Sungard Data Systems, Inc., 10.25%, 8/15/15	5,375,000
			Total Technology	15,512,500
			Telecommunications—0.5%
B	5,000	[2]	Intelsat Ltd., 11.25%, 6/15/16 (Bermuda)	5,650,000
			Total Corporate Bonds	90,659,416
	Shares
			Common Stocks—31.5%
			Aerospace & Defense—0.3%
	7,800		L-3 Communications Holdings, Inc.	642,252
	28,300		Lockheed Martin Corp.	2,750,477
			Total Aerospace & Defense	3,392,729
			Automotive—0.6%
	22,100		DaimlerChrysler AG	1,381,029
	52,300		Ford Motor Co.	425,199
	70,000		General Motors Corp.	2,298,800
	40,400		Genuine Parts Co.	1,919,808

BlackRock Preferred and Equity Advantage Trust (BTZ) (continued)
(Percentage of Net Assets)

Shares		Description	Value
		Automotive—(cont'd)
10,600		Paccar, Inc.	$708,822
		Total Automotive	6,733,658
		Basic Materials—1.3%
69,800		Alcoa, Inc.	2,254,540
2,800		Allegheny Technologies, Inc.	289,772
29,700		Aluminum Corp. of China Ltd. (ADR)	669,438
5,200		BASF AG (ADR)	503,204
18,700		E.I. du Pont de Nemours & Co.	926,772
24,800		Freeport-McMoRan Copper & Gold, Inc.	1,426,248
59,800		MeadWestvaco Corp.	1,802,372
8,400		Nucor Corp.	542,136
5,700		Phelps Dodge Corp.	704,520
24,600		Plum Creek Timber Co., Inc.	990,150
31,000		Temple-Inland, Inc.	1,548,140
8,200		United States Steel Corp.	684,618
30,700		Weyerhaeuser Co.	2,302,500
		Total Basic Materials	14,644,410
		Building & Development—0.4%
45,300		DR Horton, Inc.	1,316,418
7,300		KB Home	395,806
24,800		Lennar Corp., Class A	1,348,624
61,200		Masco Corp.	1,957,788
		Total Building & Development	5,018,636
		Conglomerates—0.8%
240,900		General Electric Co.	8,684,445
		Consumer Products—4.9%
90,200		Altria Group, Inc.	7,882,578
8,600	[4]	Amazon.com, Inc.	323,962
32,300	[4]	Amgen, Inc.	2,272,951
55,900		Anheuser-Busch Cos., Inc.	2,849,223
30,600		Clorox Co.	2,001,852
10,200	[4]	Coach, Inc.	467,772
113,100		Coca-Cola Co.	5,415,228
46,500		Federated Department Stores, Inc.	1,929,285
21,800		Fortune Brands, Inc.	1,825,096
67,700		Gap, Inc. (The)	1,297,809
25,800		Harley-Davidson, Inc.	1,761,366
77,400		Home Depot, Inc.	3,153,276
6,900		JC Penney Co., Inc.	560,556
47,700		Limited Brands, Inc.	1,332,738
107,000		Mattel, Inc.	2,606,520
72,900		McDonald's Corp.	3,233,115
65,000		Newell Rubbermaid, Inc.	1,920,100
13,700		Nordstrom, Inc.	763,227
22,900		OfficeMax, Inc.	1,105,841
18,800		PepsiCo, Inc.	1,226,512
86,900		Procter & Gamble Co.	5,637,203
4,800		Reynolds American, Inc.	309,600
9,500		Universal Corp.	459,135
40,800		UST, Inc.	2,343,552
4,700		VF Corp.	356,589
31,100		Wal-Mart Stores, Inc.	1,483,159
24,500		Whole Foods Market, Inc.	1,058,155
		Total Consumer Products	55,576,400
		Energy—3.8%
11,000		American Electric Power, Inc.	478,830
83,600		Chevron Corp.	6,092,768
66,700		ConocoPhillips	4,429,547
15,700		Consol Energy, Inc.	540,551
54,600		Consolidated Edison, Inc.	2,636,088
40,300		DTE Energy Co.	1,868,711
34,800		Duke Energy Corp.	685,212

BlackRock Preferred and Equity Advantage Trust (BTZ) (continued)
(Percentage of Net Assets)

Shares		Description	Value
		Energy—(cont'd)
184,000		Exxon Mobil Corp.	$13,634,400
17,000		Great Plains Energy, Inc.	532,610
39,000		Halliburton Co.	1,152,060
6,000		KeySpan Corp.	244,800
9,400		Nicor, Inc.	427,700
7,600		NiSource, Inc.	180,880
7,300		Peabody Energy Corp.	298,059
17,500		Rowan Cos., Inc.	575,575
39,000		Royal Dutch Shell Plc (ADR)	2,661,750
21,000		Sasol Ltd. (ADR)	715,260
6,100		Schlumberger Ltd.	387,289
13,900		Smith Intl., Inc.	551,552
21,000		Southern Co.	767,130
17,400	[4]	Spectra Energy Corp.	454,488
38,300		Total SA (ADR)	2,606,315
32,300		Williams Cos., Inc.	871,777
		Total Energy	42,793,352
		Entertainment & Leisure—0.1%
39,200		Brunswick Corp.	1,337,112
		Financial Institutions—5.8%
43,300		Allstate Corp.	2,604,928
7,200		American Express Co.	419,184
48,500	[5]	American Intl. Group, Inc.	3,319,825
34,900		Apollo Investment Corp.	774,780
18,300		Arthur J. Gallagher & Co.	524,661
92,800		Bank of America Corp.	4,879,424
55,100		BB&T Corp.	2,328,526
1,000		Chicago Mercantile Exchange Holdings, Inc.	563,300
2,800		Cigna Corp.	370,720
186,500		Citigroup, Inc.	10,281,745
6,400		Comerica, Inc.	379,520
30,600		Corus Bancshares, Inc.	651,780
5,200		Fannie Mae	293,956
27,800		First Horizon National Corp.	1,212,080
13,600		Goldman Sachs Group, Inc.	2,885,376
30,300		HSBC Holdings Plc (ADR)	2,782,449
61,300		JPMorgan Chase & Co.	3,122,009
11,100		KeyCorp	423,687
7,400		Legg Mason, Inc.	775,890
16,300		Lincoln National Corp.	1,094,382
25,600		MCG Capital Corp.	506,112
30,600		Morgan Stanley	2,533,374
92,200		National City Corp.	3,489,770
94,200		Regions Financial Corp.	3,415,692
11,100		St. Paul Travelers Cos., Inc. (The)	564,435
124,300		US Bancorp	4,425,080
101,000		Wachovia Corp.	5,706,500
86,600		Washington Mutual, Inc.	3,861,494
46,400		Wells Fargo & Co.	1,666,688
9,400		Western Union Co. (The)	209,996
		Total Financial Institutions	66,067,363
		Health Care—3.5%
62,800		Abbott Laboratories	3,328,400
14,500		Aetna, Inc.	611,320
5,100		Applera Corp. - Applied Biosystems Group	177,276
8,100		Bausch & Lomb, Inc.	451,008
47,300		Baxter Intl., Inc.	2,348,918
30,600		Becton Dickinson & Co.	2,354,364
9,300	[4]	Biogen Idec, Inc.	449,562
32,600	[4]	Boston Scientific Corp.	601,470
10,300	[4]	Celgene Corp.	552,904
39,200		Eli Lilly & Co.	2,121,504
7,300	[4]	Genzyme Corp.	479,829

BlackRock Preferred and Equity Advantage Trust (BTZ) (continued)
(Percentage of Net Assets)

Shares		Description	Value
		Health Care—(cont'd)
4,600	[4]	Humana, Inc.	$255,300
106,000		Johnson & Johnson	7,080,800
6,600	[4]	Medimmune, Inc.	228,756
38,500		Medtronic, Inc.	2,057,825
111,800		Merck & Co., Inc.	5,003,050
292,800	[5]	Pfizer, Inc.	7,683,072
11,100		Quest Diagnostics, Inc.	582,528
9,800	[4]	St. Jude Medical, Inc.	419,048
8,200		Stryker Corp.	507,908
11,300	[4]	Thermo Fisher Scientific, Inc.	540,705
22,900		UnitedHealth Group, Inc.	1,196,754
6,600	[4]	Zimmer Holdings, Inc.	555,852
		Total Health Care	39,588,153
		Industrials—1.4%
21,000		3M Co.	1,560,300
40,700		Boeing Co.	3,645,092
11,400		Cummins, Inc.	1,533,984
6,600		Danaher Corp.	488,796
14,800		Deere & Co.	1,484,144
6,700		Fluor Corp.	553,420
60,500		Honeywell Intl., Inc.	2,764,245
64,000		Leggett & Platt, Inc.	1,551,360
2,800	[4]	Terex Corp.	159,292
20,300		Textron, Inc.	1,891,351
		Total Industrials	15,631,984
		Media—0.6%
75,100		CBS Corp., Class B	2,340,867
25,300	[4]	Comcast Corp., Class A	1,121,296
21,400	[4]	DirecTV Group, Inc. (The)	521,946
39,200		Dow Jones & Co., Inc.	1,478,232
33,500		Time Warner, Inc.	732,645
8,300		Walt Disney Co. (The)	291,911
		Total Media	6,486,897
		Pharmaceuticals—0.6%
101,100		Bristol-Myers Squibb Co.	2,910,669
11,800		Caremark Rx, Inc.	722,868
12,700	[4]	Gilead Sciences, Inc.	816,864
35,800		Wyeth	1,768,878
		Total Pharmaceuticals	6,219,279
		Real Estate—0.7%
33,700		Crescent Real Estate Equities Co. (REIT)	676,022
23,100		Equity Residential (REIT)	1,300,068
15,600		First Industrial Realty Trust, Inc. (REIT)	737,256
32,100		Health Care Property Investors, Inc. (REIT)	1,324,125
30,800		Hospitality Properties Trust (REIT)	1,503,040
56,300		HRPT Properties Trust (REIT)	733,026
20,200		Inland Real Estate Corp. (REIT)	408,444
20,800		Starwood Hotels & Resorts Worldwide, Inc.	1,301,664
		Total Real Estate	7,983,645
		Technology—4.3%
15,200	[4]	Advanced Micro Devices, Inc.	236,360
41,900	[4]	Agilent Technologies, Inc.	1,340,800
20,600		Analog Devices, Inc.	674,650
23,600	[4]	Apple, Inc.	2,023,228
13,000	[4]	Broadcom Corp.	414,960
115,100	[4]	Cisco Systems, Inc.	3,060,509
3,900	[4]	Cognizant Technology Solutions Corp.	332,631
8,300	[4]	Dell, Inc.	201,275
32,100	[4]	eBay, Inc.	1,039,719
60,900	[4]	EMC Corp.	851,991
5,900	[4]	Google, Inc.	2,957,670
84,600		Hewlett-Packard Co.	3,661,488

BlackRock Preferred and Equity Advantage Trust (BTZ) (continued)
(Percentage of Net Assets)

Rating[1]	Shares		Description	Value
			Technology—(cont'd)
	234,100		Intel Corp.	$4,906,736
	59,400		Intl. Business Machines Corp.	5,889,510
	46,700		Maxim Integrated Products, Inc.	1,438,360
	296,300		Microsoft Corp.	9,143,818
	9,900	[4]	Nvidia Corp.	303,435
	25,400		Oracle Corp.	435,864
	22,100		Paychex, Inc.	884,221
	42,700		Pitney Bowes, Inc.	2,044,049
	6,200	[4]	SanDisk Corp.	249,240
	115,800	[4]	Sanmina-SCI Corp.	405,300
	97,500	[4]	Sun Microsystems, Inc.	647,400
	23,500	[4]	Symantec Corp.	416,185
	212,200		Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,315,102
	56,000		Xilinx, Inc.	1,360,800
	33,900	[4]	Yahoo! Inc.	959,709
			Total Technology	48,195,010
			Telecommunications—2.0%
	207,987		AT&T, Inc.	7,826,551
	61,500		Chunghwa Telecom Co. Ltd. (ADR)	1,273,665
	64,000		Citizens Communications Co.	938,240
	43,300	[4]	Corning, Inc.	902,372
	15,700	[4]	Juniper Networks, Inc.	284,484
	84,400		Motorola, Inc.	1,675,340
	77,000		Qualcomm, Inc.	2,899,820
	14,900		Sprint Nextel Corp.	265,667
	47,000		Tele Norte Leste Participacoes (ADR)	634,030
	156,000		Verizon Communications, Inc.	6,009,120
			Total Telecommunications	22,709,289
			Transportation—0.4%
	26,500		Ship Finance Intl. Ltd.	628,845
	52,500		United Parcel Service, Inc., Class B	3,794,700
			Total Transportation	4,423,545
			Total Common Stocks	355,485,907
			Preferred Stocks—27.7%
			Financial Institutions—24.8%
BBB	400,000		ACE Ltd., Ser. C, 7.80%	10,400,000
A+	400,000		Aegon N.V., 6.50%	10,332,000
			Arch Capital Group Ltd. (Bermuda)
BBB	100,000		Ser. A, 8.00%	2,640,000
BBB	160,000		Ser. B, 7.875%	4,152,000
BBB-	1,000,000	[3]	Aspen Insurance Holdings Ltd., 7.401%	25,750,000
BBB-	280,000	[3]	Axis Capital Holdings Ltd., Ser. B, 7.50%	29,741,264
A+	500,000		Bank of America Corp., Ser. D, 6.204%	13,250,000
BBB	10,000	[2]	Centaur Funding Corp., Ser. B, 9.08%	11,603,125
Baa2	210,000		Citizens Funding Trust I, 7.50%	5,441,100
A-	906,000		Countrywide Capital V, 7.00%	22,921,799
A+	600,000		Deutsche Bank Capital Funding Trust VIII, 6.375%	15,110,459
BBB-	80,000		Endurance Specialty Holdings Ltd., Ser. A, 7.75%	2,092,000
AA-	545,000		Federal Home Loan Mortgage Corp., 5.57%	13,625,000
AA-	300,000		HSBC Holdings Plc, Ser. A, 6.20%	7,650,000
A	200,000		ING Groep N.V., 6.125%	5,028,000
NA	6,000		Irwin Financial Corp., Zero Coupon	6,033,000
A-	295,000		KeyCorp Capital IX, 6.75%	7,513,650
A+	298,100		National City Capital Trust II, 6.625%	7,565,778
A	265,600		PartnerRe Ltd., Ser. C, 6.75%	6,756,200
BBB	760,000		RenaissanceRe Holdings Ltd., Ser. D, 6.60%	18,772,000

BlackRock Preferred and Equity Advantage Trust (BTZ) (continued)
(Percentage of Net Assets)

Rating[1]	Shares		Description	Value
			Financial Institutions—(cont'd)
AA	665,000		Royal Bank of Scotland Group Plc (ADR), Ser. R, 6.125%	$16,591,750
			Santander Finance Preferred SA Unipersonal (Spain)
A+	640,000	[2]	6.50%	16,043,008
A+	520,000	[2]	6.80%	13,048,776
A-	300,000		XL Capital Ltd., Ser. B, 7.625%	7,692,000
			Total Financial Institutions	279,752,909
			Real Estate—2.9%
BBB-	341,300		PS Business Park, Inc. (REIT), Ser. P, 6.70%	8,409,632
BBB+	1,000,000		Public Storage, Inc. (REIT), Ser. M, 6.625%	24,750,000
			Total Real Estate	33,159,632
			Total Preferred Stocks	312,912,541
	Principal
	Amount
	(000)
			Trust Preferred Stocks—57.8%
			Financial Institutions—57.4%
BBB	$ 23,273	[6]	AON Corp., 8.205%, 1/01/27	26,679,237
A	45,000	[2,3,6,7]	AXA S.A., 6.463% (France)	43,940,115
			Barclays Bank Plc (United Kingdom)
AA	15,000	[2,3,7]	5.926%	15,088,800
AA	20,000	[2,3,6,7]	6.86%	21,577,400
BBB-	171	[7]	Berkley W R Capital Trust II, 6.75%	4,276,812
A2	30,000	[2,3,6,7]	BOI Capital Funding No. 3, 6.107% (Ireland)	29,356,710
Baa3	10,000	[7]	BTA Finance Luxembourg S.A., 8.25% (Luxembourg)	9,481,300
Baa2	5,000		Capital One Capital III, 7.686%, 8/15/36	5,627,175
Baa2	25,000		Capital One Capital IV, 6.745%, 2/17/37	25,160,000
A+	20,000	[2,3,6,7]	Commonwealth Bank of Australia, 6.024% (Australia)	20,069,340
B+	90,000	[2]	DJ CDX NA HY, Ser. 7-T1, 8.375%, 12/29/11	91,912,500
A-	120	[7]	Everest Re Capital Trust, 7.85%,	3,033,756
			HBOS Plc (United Kingdom)
AA-	30,000	[2,3,6,7]	5.92%	29,177,190
AA-	10,000	[2,3,6,7]	6.413%	9,791,890
AA-	16,000	[2,3,7]	HSBC Capital Funding LP, Ser. 2, 10.176% (Jersey Channel Islands)	23,341,328
Baa2	25,100	[2,3,7]	ICICI Bank Ltd., 7.25% (India)	25,799,688
A	16,000	[3,6,7]	ING Groep N.V., 5.775% (Netherlands)	15,837,088
A	35,000	[3]	JPMorgan Chase Capital XXI, Ser. U, 6.25%, 2/02/37	34,726,474
Baa3	5,000	[7]	Kazkommerts Finance 2 BV, 9.25% (Netherlands)	5,237,500
A	30,000	[2,3,6,7]	Lloyds TSB Group Plc, 6.267% (United Kingdom)	29,725,350
A-	21,000	[2,3,6,7]	Mizuho Capital Investment 1 Ltd., 6.686% (Cayman Islands)	21,015,582
AA	10,000	[3,5,6,7]	RBS Capital Trust II, 6.425%	10,166,780
A-	15,000	[3,6]	Reinsurance Group of America, Inc., 6.75%, 12/15/65	14,974,620
BBB-	25,000	[2,3,6,7]	Resona Preferred Global Securities Ltd., 7.191% (Cayman Islands)	26,145,875
AA	18,000	[3,6,7]	Royal Bank of Scotland Group Plc, 7.648% (United Kingdom)	21,049,740
Baa2	22,000	[2,3,7]	Shinsei Finance II, 7.16% (Cayman Islands)	22,268,136
Baa2	10,000	[2,3,7]	Shinsei Finance Ltd., 6.418% (Cayman Islands)	9,941,580
A-	10,000	[2,3,7]	SMFG Preferred Capital USD 1 Ltd., 6.078% (Cayman Islands)	9,837,200
Baa2	85	[7]	Sovereign Capital Trust V, 7.75%	2,290,750
A	20,000	[2,3]	Standard Chartered Plc, 6.409%, 1/30/17 (United Kingdom)	19,674,280

BlackRock Preferred and Equity Advantage Trust (BTZ) (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			Financial Institutions—(cont'd)
A1	20,000	[2,3,7]	Swiss Re Capital I LP, 6.854%	$20,936,700
			Total Financial Institutions	648,140,896
			Telecommunications—0.4%
B	5,000	[2,3]	Intelsat Ltd., 8.872%, 1/15/15 (Bermuda)	5,086,247
			Total Trust Preferred Stocks	653,227,143
			Total Long-Term Investments (cost $1,417,051,543)	1,412,285,007
	Shares
	(000)
			MONEY MARKET FUND—4.0%
NR	45,000		SSgA Tax Free Money Mkt. Fund - Class A (cost $45,000,000)	45,000,000
	Contracts
	(000)
			OUTSTANDING CALL OPTIONS PURCHASED—0.0%
	50		S&P 500 Index Futures, expires 2/17/07 (cost $202,500)	200,500
			Total investments before outstanding options written (cost $1,462,254,0438)	1,457,485,507
			OUTSTANDING CALL OPTIONS WRITTEN—(0.3)%
			S&P 500 Index Futures,
	(182)		expires 2/17/07	(3,246,100)
	(7)		expires 3/17/07	(145,040)
			Total Outstanding Call Options Written (premium received $2,998,100)	(3,391,140)
			Total Investments net of outstanding options written—128.7%	$1,454,094,367
			Liabilities in excess of other assets (including $266,953,533 in reverse repurchase agreements payable,
			$68,959,690 in investments purchased payable and $10,982,755 in interest receivable)—(28.7)%	(324,188,088)
			Net Assets—100%	$1,129,906,279

______________________
1	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.
2

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2007, the Trust held 49.4% of its net assets, with a current market value of $558,528,790, in securities restricted as to resale.

3	Variable rate security. Rate shown is interest rate as of January 31, 2007.
4	Non-income producing security.
5

Security, or a portion thereof, pledged as collateral with a value of $8,618,474 on 122 long S&P 500 Index futures contracts expiring March 2007, 1,154 long U.S. Treasury Bond futures contracts expiring March 2007, 9 short S&P 500 Index futures contracts expiring March 2007, 1,154 short U.S. Treasury Bond futures contracts expiring March 2007 and 5,016 short U.S. Treasury Note futures contracts expiring March 2007. The notional value of such contracts on January 31, 2007 was $500,052,966, with an unrealized gain of $5,359,626.

6	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.
7	The security is a perpetual bond and has no stated maturity date.
8

Cost for federal income tax purposes is $1,462,258,966. The net unrealized depreciation on a tax basis is $4,773,459, consisting of $10,139,934 gross unrealized appreciation and $14,913,393 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
USD — U.S. Dollar

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Preferred and Equity Advantage Trust

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007